Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Accounts Receivable, Net [Abstract]
Trade accounts receivable	$ 42,652,919	$ 45,211,498
Less: allowance for credit losses	(192,827)	(320,337)	$ (398,880)
Accounts receivable, net	$ 42,460,092	$ 44,891,161